Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	20 years
Computers and software [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	3 years
Computers and software [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	4 years
Furniture, fixtures and office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	2 years
Furniture, fixtures and office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	5 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	3 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	Lesser of estimated useful life or lease term